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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adrian Bruengger

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:  /s/   ADRIAN BRUENGGER
                                        ----------------------------------------

                                        Zug, Switzerland, May 8, 2003




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Name

     Biotech Focus N.V.

     Biotech Invest N.V.

     Biotech Target N.V.

     Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $1,115,135
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
          --------           --------   --------   --------         --------         --------   --------           --------
                             TITLE OF               VALUE    SHS OR      SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          CLASS      CUSIP    (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
       --------------          -----      -----    --------  -------     ---  ----  ----------  --------   ----       ------    ----
3-Dimensional                   COM     88554W104    16,390   2,850,485  SH           DEFINED      3       2,850,485   NONE     NONE
Pharmaceuticals, Inc.

Adolor Corp.                    COM     00724X102    15,484   1,562,500  SH           DEFINED      3       1,562,500   NONE     NONE

Amgen Inc.                      COM     031162100   422,993   7,350,000  SH           DEFINED      1       7,350,000   NONE     NONE

Cell Therapeutics, Inc.         COM     150934107     7,631     920,500  SH           DEFINED      3         920,500   NONE     NONE

Cubist Pharmaceuticals, Inc.    COM     229678107     8,971   1,120,000  SH           DEFINED      3       1,120,000   NONE     NONE

CV Therapeutics, Inc.           COM     126667104    33,593   1,863,147  SH           DEFINED      3       1,863,147   NONE     NONE

Durect Corporation              COM     266605104     3,157   2,254,957  SH           DEFINED      3       2,254,957   NONE     NONE

Endo Pharmaceuticals            COM     29264F205     8,094     600,000  SH           DEFINED      3         600,000   NONE     NONE

Enzon Pharmaceuticals, Inc.     COM     293904108     5,930     522,500  SH           DEFINED      3         522,500   NONE     NONE

Genzyme Corp                    COM     372917104    18,225     500,000  SH           DEFINED      1         500,000   NONE     NONE

Gilead Sciences Inc.            COM     375558103    33,382     795,000  SH           DEFINED      1         795,000   NONE     NONE

IDEC Pharmaceuticals            COM     449370105   181,366   5,300,000  SH           DEFINED      1       5,300,000   NONE     NONE

IDEC Pharmaceuticals         LYON ZERO  449370AD7    24,099  42,000,000  PRN          DEFINED      1      42,000,000   NONE     NONE
                                CPN

Ligand Pharmaceuticals          COM     53220K207    17,474   2,692,500  SH           DEFINED      2       2,692,500   NONE     NONE

Medicines Company (The)         COM     584688105    55,557   2,980,500  SH           DEFINED      4       2,980,500   NONE     NONE

MedImmune                       COM     584699102   197,308   6,010,000  SH           DEFINED      1       6,010,000   NONE     NONE

Neurocrine Biosciences          COM     64125C109    23,746     570,000  SH           DEFINED      3         570,000   NONE     NONE

Pozen, Inc.                     COM     73941U102    10,640   2,800,000  SH           DEFINED      3       2,800,000   NONE     NONE

Serono SA                       ADR     81752M101     6,025     500,000  SH           DEFINED      1         500,000   NONE     NONE

Shire Pharmaceuticals Group     ADR     82481R106    20,383   1,100,000  SH           DEFINED      1       1,100,000   NONE     NONE
PLC

Virologic                       COM     92823R201     4,687   3,605,004  SH           DEFINED      3       3,605,004   NONE     NONE